Earnings per share - Reconciliation of Weighted Average Number Of ordinary Shares For Basic And Diluted Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share
Weighted average number of ordinary shares for basic earnings per share	18,150,489	18,131,797	18,150,489	18,124,482
Weighted average number of ordinary shares for diluted earnings per share	18,471,952	18,519,769	18,508,238	18,420,761